Biological assets - Additional Information (Details)	12 Months Ended
	May 31, 2019 g $ / g	May 31, 2018 $ / g
Minimum
Biological assets
Growing cycle from propagation to harvest (in weeks)	84 days
Maximum
Biological assets
Growing cycle from propagation to harvest (in weeks)	112 days
Harvested cannabis
Biological assets
Fair value less costs to sell per gram upon harvest for greenhouse produced cannabis	3.50	3.75
Fair value less costs to sell per gram upon harvest for indoor produced cannabis	4.00	4.25
Harvested cannabis trim
Biological assets
Fair value less costs to sell per gram upon harvest for greenhouse produced cannabis	2.75	3.00
Fair value less costs to sell per gram upon harvest for indoor produced cannabis	3.25	3.50
Plants | Minimum
Biological assets
Harvest yield (in grams per plant) | g	40
Selling price per gram	3.00
Processing costs include drying and curing, testing, post-harvest overhead allocation, packaging and labelling costs per gram	0.30
Selling costs include shipping, order fulfilment, patient acquisition and patient maintenance costs per gram	0.00
Plants | Maximum
Biological assets
Harvest yield (in grams per plant) | g	80
Selling price per gram	7.00
Processing costs include drying and curing, testing, post-harvest overhead allocation, packaging and labelling costs per gram	0.80
Selling costs include shipping, order fulfilment, patient acquisition and patient maintenance costs per gram	1.50